Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning Balance	¥28,095	¥33,902	¥37,633
Contribution to subsidiary	10,219	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(73)	1,188	(400)
Transaction with noncontrolling interests	1,063	1,213	942
Comprehensive income (loss)
Net Income	2,959	2,724	3,985
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(2,353)	(315)	5,224
Total other comprehensive income (loss)	(2,353)	(315)	5,224
Comprehensive income (loss)	606	2,409	9,209
Cash dividends	(6,008)	(1,079)	(5,763)

Ending Balance	¥33,902	¥37,633	¥41,621